Intangible Assets (March 10-K Note) (Tables)	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
As of March 31, 2015, intangible assets, net, not including goodwill, consisted of the following:

	Gross	Accumulated Amortization	Impairment	Net
Developed Technology	$719	$(200)	$(415)	$104
Customer Relationships	433	(239)	(156)	38
Trade Name	346	-	-	346
Non Compete Agreement	151	(138)	-	13
Total	$1,649	$(577)	$(571)	$501

As of March 31, 2014, intangible assets, net, not including goodwill, consisted of the following:

	Gross	Accumulated Amortization	Impairment	Net
Developed Technology	$719	$(128)	$-	$591
Customer Relationships	433	(152)	-	281
Trade Name	346	-	-	346
Non Compete Agreement	151	(88)	-	63
Total	$1,649	$(368)	$-	$1,281

Estimated amortization expense	Future estimated amortization expense is as follows:
Year Ending March 31,	Estimated Amortization Expense
2016	$155
2017	-
2018	-
2019	-
2020	-
Thereafter	-
$155